General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
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General Information and Summary of Significant Accounting Policies

Note 1 – General Information and Summary of Significant Accounting Policies

General Information – Background of Itaú Corpbanca and subsidiaries

Itaú Corpbanca (the “Bank”) is a corporation incorporated under the laws of the Republic of Chile and regulated by the Superintendency of Banks and Financial Institutions (SBIF) as a consequence of the merger of Itaú Chile and Corpbanca (the latter is the legal successor) which was consummated on April 1, 2016, the date on which the Bank was renamed “Itaú Corpbanca”[1].

The current ownership structure is 38.14% owned by Itaú Unibanco, 28.57% owned by CorpGroup (Saieh Family) and 33.29% owned by minority shareholders. Itaú Unibanco is the sole controlling shareholder of the merged bank. Within this context and without limiting the above, Itaú Unibanco and CorpGroup have signed a shareholders’ agreement relating to corporate governance, dividend policy (based on performance and capital metrics), transfer of shares, liquidity, and other matters.

Itaú Corpbanca is headquartered in Chile and has operations in Colombia and Panama. In addition, Itaú Corpbanca has a branch in New York and representative offices in Madrid and Lima. The Bank has total consolidated assets for MCh$29,323,338 (MMUS$42,208) and total equity attributable to holders of the Bank for MCh$3,219,478 (MMUS$4,634).

The legal address of Itaú Corpbanca is Rosario Norte N° 660, Las Condes, Santiago, Chile, and its web site is www.itau.cl

The Consolidated Financial Statements as of December 31, 2018, were approved by the Board of Directors on April 24, 2019.

Significant Accounting Policies and Others

a)	Accounting period

The Consolidated Financial Statements are referred as of December 31, 2018 and 2017 and comprise the years ended December 31, 2018, 2017 and 2016.

b)	Basis of preparation of the Consolidated Financial Statements

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

The Bank had a significant accounting change due to IFRS 9 adoption. Please see new accounting policies in letters k) and u) in this section and Note 2 “Accounting changes”.

Notes to these Consolidated Financial Statements contain information additional to that disclosed in the Consolidated Statements of Financial Position, Consolidated Statements of Income, Consolidated Statements of Other Comprehensive Income, Consolidated Statements of Changes in Equity, and Consolidated Statements of Cash Flows.

[1]

The business combination was a “reverse acquisition” as established in IFRS 3, “Business Combinations”, in which Itaú Chile is the successor for accounting purposes and Corpbanca is the legal successor.

c)	Consolidation criteria

These Consolidated Financial Statements comprise the preparation of the Financial Statements of the Bank and the controlled entities which participate in the consolidation as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016, and include the necessary adjustments and reclassifications to standardize the accounting policies and valuation criteria applied by the Bank, in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

Intercompany balances and any unrealized income or loss arising from intercompany transactions are eliminated upon consolidation during the preparation of the Consolidated Financial Statements.

(i)	Controlled entities

The Bank, regardless of the nature of its involvement with an entity (the investee), shall determine whether it is a parent by assessing whether it controls the investee.

The Bank controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Thus, the Bank controls an investee if and only if has all the following:

1) Power over the investee, which is related to the existing rights that give the Bank the current ability to direct the relevant activities, these being those that significantly affect the investee’s returns;

2) Exposure, or rights, to variable returns from its involvement with the investee;

3) Ability to use its power over the investee to affect the amount of the Bank’s returns;

When the Bank has less than a majority of the voting rights over an investee, but such voting rights are sufficient to have the actual ability to direct the relevant activities, then it will be concluded that the Bank has control over the investee.

The Bank considers all relevant factors and circumstances when assessing if the voting rights are sufficient to obtain control, these include:

•	The amount of voting rights held by the Bank in relation to the amount and dispersion of those held by other vote holders.

•	Potential voting rights held by the Bank, other voting holders or other parties.

•	Rights that arise from other contractual agreements.

•

Any additional facts and circumstances that indicate that the Bank has, or does not have, the current ability to direct the relevant activities at the time those decisions need to be made, including the patterns of voting behavior in previous shareholders meetings.

The Bank reassesses whether or not it has control over an investee when facts and circumstances indicate that there are changes in one or more of the control elements listed above.

The financial statements of the controlled companies are consolidated by combining like items of assets, liabilities, equity, income, expenses and cash flows of the parent with those of its subsidiaries; offsetting (eliminate) the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary, and; by eliminating in full intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between entities. Therefore, the Consolidated Financial Statements refer to assets, liabilities, equity, income, expenses, and cash flows of the parent and its subsidiaries presented as if they were a single economic entity. The Bank prepares Consolidated Financial Statements using uniform accounting policies for transactions and other events that, being similar, have occurred in similar circumstances.

The Bank attributes income for the year and each component of other comprehensive income to owners of the Bank and to the non-controlling interests. The Bank also attributes total comprehensive income to the owners of the Bank and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

The following are the entities controlled by Itaú Corpbanca:

				Ownership percentage
	Market	Country	Functional currency	As of December 31, 2018			As of December 31, 2017
				Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (ex - CorpBanca Corredores de Bolsa S.A.) (1) (6) (12) (15)	National	Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (ex - Itaú Chile Administradora General de Fondos S.A.) (1) (7) (14)		Chile		$99.994	0.006	100.000	99.988	0.006	99.994
CorpBanca Administradora General de Fondos S.A. (1) (7)		Chile		$—	—	—	—	—	—
Itaú Corredores de Seguros S.A. (ex-Corpbanca Corredores de Seguros S.A) (1) (8) (13)		Chile		$99.900	0.100	100.000	99.990	0.010	100.000
Itaú Chile Corredora de Seguro Ltda. (1) (8)		Chile		$—	—	—	99.900	0.100	100.000
Itaú Asesorías Financieras S.A. (2)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
CorpLegal S.A. (2)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (Ex- Itaú Corpbanca Recaudaciones y Cobranzas S.A.) (2) (9)		Chile		$99.999	0.001	100.000	99.999	0.001	100.000
Itaú Corpbanca New York Branch (2) (10)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Corpbanca Securities Inc (2) (11)		USA	US$	—	—	—	—	—	—
Itaú Corpbanca Colombia S.A. (Ex-Banco CorpBanca Colombia S.A.) (3)		Colombia	COP$	66.279	—	66.279	66.279	—	66.279
Itaú Corredor de Seguro Colombia S.A. (Ex-Helm Corredor de Seguros S.A) (3)		Colombia	COP$	80.000	—	80.000	80.000	—	80.000
Itaú Securities Services Colombia S.A. Sociedad Fiduciaria (Ex-CorpBanca Investment Trust Colombia S.A.) (3)		Colombia	COP$	5.499	62.634	68.133	5.499	62.634	68.133
Itaú Comisionista de Bolsa Colombia S.A (Ex-Helm Comisionista de Bolsa S.A.) (3)		Colombia	COP$	2.219	64.807	67.026	2.219	64.807	67.026
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (Ex-Helm Fiduciaria S.A) (3)		Colombia	COP$	—	66.266	66.266	—	66.266	66.266
Itaú (Panamá) S.A. (Ex-Helm Bank (Panamá) S.A.) (4)		Panama	US$	—	66.279	66.279	—	66.279	66.279
Itaú Casa de Valores S.A (ex-Helm Casa de Valores (Panama) S.A.) (5)		Panama	US$	—	66.279	66.279	—	66.279	66.279

(1)	Companies regulated by the Chilean Financial Market Commission, hereinafter CMF (formerly Superintendency of Securities and Insurance – SVS)
(2)	Companies regulated by the Superintendency of Banks and Financial Institutions (SBIF) of Chile.
(3)	Companies regulated by the Colombian Financial Superintendency (SFC), which has entered into a supervision agreement with the SBIF.
(4)	Company regulated by the Superintendency of Banks of Panama.
(5)	Company regulated by the Superintendency of the Securities Market of Panama.
(6)

On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itaú BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the first, and its new corporate name is Itaú Corpbanca Corredores de Bolsa S.A.

(7)

On December 29, 2017, the merger of Corpbanca Administradora General de Fondos S.A. and Itaú Chile Administradora General de Fondos, took place, by which the latter absorbed the first and its new corporate name is Itaú Administradora General de Fondos S.A.

(8)

On April 1, 2018, the merger of Corpbanca Corredores de Seguros S.A. and Itaú Chile Corredora de Seguros Limitada took place, by which the latter absorbed the first, and its new corporate name is Itaú Corpbanca Corredores de Seguros S.A.

(9)	On November 5, 2018, Itaú Corpbanca Recaudaciones y Cobranzas S.A. changed its legal name to Recaudaciones y Cobranzas Limitada.
(10)	Company regulated by the Office of the Comptroller of the Currency (OCC) and the Federal Reserve (FED).
(11)	On December 18, 2017, the dissolution of the branch located in New York was authorized.
(12)

On July 4, 2018, Itaú Asesorías Financieras S.A. acquired 2 shares of the company to minority shareholders, therefore Itaú Corpbanca and subsidiaries controls, directly and indirectly, 100% of the company’s shares.

(13)	On September 10, 2018, Itaú Corpbanca acquired 127,901 shares of the company to minority shareholders, therefore Itaú Corpbanca controls, directly and indirectly, 100% of the company´s shares.
(14)	On December 10, 2018, Itaú Corpbanca acquired 1 share from a minority investor, with what passes and directly controls 100% of the entity.
(15)	On August 1, 2018, the corporate name of Itaú Corpbanca Corredores de Bolsa S.A. was changed to Itaú Corredores de Bolsa Limitada.
(i)	Funds management, trust business and other related businesses

The Bank and its subsidiaries manage assets held in publicly offered investment funds and other investment vehicles on behalf of investors and receive market-rate compensation for providing this type of services. Managed funds belong to third parties and, therefore, are not included in the Consolidated Statement of Financial Position.

The Bank provides trust commissions and other fiduciary services that result in the participation or investment of assets by clients. Assets held in a fiduciary activity are not reported in the Consolidated Financial Statements, since they are not Bank assets and there is no control over them. Contingencies and commitments arising from this activity are disclosed in Note N°22 “Contingencies, Commitments, and Responsibilities”, letter c), related to Responsibilities recorded in off-balance-sheet accounts.

In accordance to IFRS 10 “Consolidated Financial Statements,” for consolidation purposes, the role of the Bank and its subsidiaries with respect to the managed funds must be evaluated to determine whether it is acting as Agent or Principal. According to this standard, an Agent is a party primarily engaged in acting on behalf and for the benefit of another party or parties (the Principal or Principals) and, therefore, it does not control the investee when it exercises decision-making authority. This evaluation must take into account the following aspects:

•	Scope of its decision-making authority over the investee.

•	Rights held by other parties

•	The remuneration to which it is entitled to in accordance with the remuneration agreements.

•	Decision-maker’s exposure to variability of returns from other interests that it holds in the investee.

The Bank does not control or consolidate any trusts or other entities related to this type of business.

The Bank manages the funds on behalf and for the benefit of investors, acting solely as an Agent. The assets managed by the Bank and its subsidiaries are owned by third parties. Under this category, and in accordance with the aforementioned standard, they do not control the assets when they exercise their decision-making authority. Therefore, as of December 31, 2018 and 2017 they act as Agent and none of these investment vehicles is consolidated.

d)	Non-controlling interest

Non-controlling interest represents the portion of net income and net assets which the Bank does not own, either directly or indirectly. It is presented as “Attributable to non-controlling interest” separately in the Consolidated Statement of Income, and separately from shareholders’ equity in the Consolidated Statement of Financial Position.

e)	Business combination and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Bank, liabilities incurred by the Bank to the former owners of the acquiree and the equity interests issued by the Bank in exchange for control of the acquiree. Acquisition costs incurred are expensed and included in administrative expenses.

When Itaú Corpbanca and its subsidiaries (the Group) acquires a business, evaluates the identifiable assets acquired and liabilities assumed to determine proper classification and designation based on contractual conditions, economic circumstances, and other relevant conditions as of the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Goodwill, defined as the difference between the consideration transferred and the amount recognized for the non-controlling interest in the net identifiable assets acquired and liabilities assumed, is measured initially at cost. If this consideration is less than the fair value of the net assets of the acquired subsidiary, the difference is recognized directly in profit or loss as of the acquisition date.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill acquired in a business combination is assigned, from the date of acquisition, to each of the Group’s cash generating units (CGU) that are expected to benefit from the combination, independently of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill is allocated to a CGU and an operation within that unit is sold, the goodwill associated with that operation is included in the carrying amount of the operation sold when determining the gain or loss on disposal. Goodwill that is derecognized under such circumstances is measured on the basis of the relative values of the operation disposed of and the retained portion of the CGU.

f)	Functional and presentation currency

The Bank has defined as its functional and presentation currency the Chilean peso, which is the currency of the primary economic environment in which the Bank operates and the currency that influences its costs and revenue structure. Therefore, all balances and transactions denominated in currencies other than the Chilean peso are treated as “foreign currency”.

The Bank translates accounting records of its subsidiaries in New York and in Colombia into Chilean pesos from US dollars and Colombian pesos, respectively, in accordance with IAS 21 “Effects of the Variations in the Exchange Rates of the Foreign Currency”. All amounts in the Consolidated Statements of Income, Consolidated Statements of Other Comprehensive Income and the Consolidated Statement of Financial Position are translated into Chilean pesos according to the exchange rate indicated in letter g) below. None of the markets in which Itaú Corpbanca and subsidiaries operate qualify as a hyperinflationary economy.

g)	Foreign currency

Transactions in foreign currency are initially recorded by the Bank at the exchange rates of their respective functional currencies at the date these transactions first meet the conditions for their recognition.

Monetary assets and liabilities denominated in foreign currency are converted at the closing exchange rate of the functional currency in force at the closing date of the reporting period.

All differences arising from the settlement or conversion of monetary items are recorded in income, except for those that correspond to monetary items that are part of the hedge of a net investment in a foreign operation, for which the cumulative difference is recorded in equity and subsequently reclassified to profit and loss (on disposal). Tax effects attributable to the exchange differences on such monetary items are also recorded in Other Comprehensive Income.

Non-monetary items in foreign currency, which are measured in terms of historical cost, are converted using the exchange rate on the date of the transaction. Non-monetary items that are measured at their fair value in foreign currency are translated using the exchange rates on the date on which that fair value is measured. Gains or losses arising from the translation of non-monetary items measured at their fair value are recognized based on how the gains and losses arising from the change in fair value are recognized in Other Comprehensive Income or in Income, in accordance with IAS 21.

The Bank grants loans and receives deposits in amounts denominated in foreign currency, mainly in US dollars and Colombian pesos.

The balances of the Financial Statements of the consolidated entities whose functional currency is different from the Chilean peso are converted to the presentation currency, according to the following:

•	Assets and liabilities, by using exchange rates as of the date of the Consolidated Financial Statements.

•	Income and expenses and cash flows, by using the exchange rates as of the date of each transaction.

Exchange differences arising from translating balances in functional currencies of the consolidated entities other than Chilean pesos into Chilean pesos, are recorded as “Exchange differences” in Equity under the line item “Valuation accounts”, until they meet the derecognition criteria for the Consolidated Statement of Financial Position, and is subsequently recorded in profit or loss.

The net amount of foreign exchange gains and losses includes the recognition of the effects of changes in the exchange rate over assets and liabilities denominated in foreign currencies and gains and losses arising from exchange rate changes affecting current and future transactions (highly probable transactions) entered into by the Bank.

Assets and liabilities in foreign currencies are shown at their equivalent amount in pesos, calculated using the exchange rate of $694.73 per US$1 (US dollar) as of December 31, 2018 ($614.48 as of December 31, 2017 and $669.81 as of December 31, 2016) and the exchange rate of $0.2139 per COP$1 (Colombian peso) as of December 31, 2018 ($0.2058 as of December 31, 2017 and $0.2231 as of December 31, 2016). The financial statements of the New York branch, as well as the Colombian subsidiaries, have been translated using these exchange rates for consolidation purposes, in accordance with IAS 21, related to the valuation of investments abroad in countries with stable economy.

h)	Use of estimates and judgments

The preparation of the Consolidated Financial Statements requires Bank’s management to make estimates, judgments and assumptions that affect the application of the accounting policies and the reported balances of assets and liabilities, disclosures of contingencies with respect to assets and liabilities as of the date of the Consolidated Financial Statements, as well as income and expenses during the year. Actual results may differ from these estimates.

Estimates and relevant assumptions are regularly reviewed by Management in order to properly measure some assets, liabilities, income, and expenses. Accounting estimates changes due to reviews are recognized in the year in which the estimate is reviewed and in any future period affected.

In certain cases, International Financial Reporting Standards requires that assets and liabilities be recorded or disclosed at their fair values. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When market prices in active markets are available, they have been used as a basis for valuation. When market prices in active markets are not available, the Bank has estimated those values as values based on the best available information, including the use of modeling and other valuation techniques.

In particular, information on most significant areas of estimate due to uncertainties and critical judgments in the application of accounting policies that have the most important effect on the amounts recorded in the Consolidated Financial Statements are the following:

•	Useful lives of property, plant and equipment and intangible assets (Notes 12, 13, and 30).

•	Goodwill - Impairment test (Notes 12 and 30).

•	Allowances for loan losses (Notes 9, 10 and 27).

•	Fair value of financial assets and liabilities (Note 33).

•	Provisions (Note 19).

•	Contingencies and commitments (Note 21).

•	Impairment losses of certain assets (Notes 12, 13, and 30).

•	Current taxes and deferred taxes (Note 14).

•	Perimeter of consolidation and control assessment for consolidation purposes (Note 1, letter c).

During the year ended December 31, 2018, there have been no significant changes compared with the prior period, other than those indicated in these Consolidated Financial Statements (see Note 2).

i)	Operating segments

The Bank provides financial information for each operating segment in conformity with IFRS 8 “Operating Segments” in order to disclose information that enables financial statement users to evaluate the nature and financial effects of the business activities in which the Bank engages and the economic environments in which it operates and to allow them to:

•	Better understand the Bank’s performance.

•	Better evaluate its future cash flow projections.

•	Form better opinions regarding the Bank as a whole.

To comply with IFRS 8, Itaú Corpbanca identifies operating segments (Chile and Colombia) used by the Executive Committee to analyze and make decisions regarding operating, financing and investment matters, based on the following elements:

(1)	The nature of the products and services;

(2)	The nature of the processes;

(3)	The type or class of customer for their products and services;

(4)	The methods used to distribute their products or provide their services; and

(5)	If applicable, the nature of the regulatory environment, for example, banking, insurance or public utilities.

The Executive Committee manages these segments using an in-house system of internal profitability reports and reviews its segments on the basis of the operating results and uses efficiency, profitability and other indicators to evaluate performance and allocate resources. The Bank has also included geographic disclosures on its operations in New York and Colombia.

More information on each segment is presented in Note 4 Reporting Segments.

j)	Operations with repurchase and resale agreements

Transactions with resale agreements are entered into as a form of investment. Under these agreements, financial instruments are sold, which are included as assets under “Investments under resale agreement”, which are valued according to the effective interest rate of the agreement.

There are also sales transactions with a repurchase agreement as a form of financing. In this regard, the investments that are sold subject to a repurchase obligation and that serve as collateral for the loan, form part of the investment items of “Financial instruments at fair value through profit or loss” or “Financial instruments at fair value through profit or loss”. The obligation to repurchase the investment is classified in the liability as “repurchase agreements and securities loans”, recognizing interest and adjustments accrued as of the closing date.

k)	Classification and measurement of financial instruments – under IFRS 9 (first adoption)

Financial instruments must be classified and measured in accordance with IFRS 9 starting from January 1, 2018, which established guidance for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows.

I.	Classification of financial instrument

i)	Classification of financial assets

Financial assets are classified into a measurement category based on both the Bank’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Contractual cash flow assessment determine if the cash flows from the financial asset meet the SPPI (solely payment of principal and interest) criterion, i.e. whether the contractual terms of the financial asset give rise, on specific dates, to cash flows that are solely payments of principal and interest. Principal is the fair value of the financial assets at initial recognition, and interest is the consideration for the time value of money, the credit risk associated with the principal outstanding, and also may include liquidity risk, administrative cost and profit margin.

For classification process the Bank perform the SPPI test, which assesses the contractual term to identify whether they meet SPPI criterion, the contract is a basic lending arrangement. The Bank applies judgment and considers relevant factors such as currency in which the financial asset is denominated, and period for which the interest rate is set.

Business model refers to how the Bank manages its financial assets in order to generate cash flows. The Bank determined its business model on initial application of IFRS 9 at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Bank’s business model represents how financial assets are managed to generate cash flows and does not depend on the Management’s intention regarding an individual instrument, but at a higher level of aggregated portfolio and is based on observable factors such as: risks that affect the performance of business model; how business managers are compensated; how the performance of business model is assessed and reported to Management.

In addition, the Banks’s business model is not assessed on an instrument-by- instrument basis, but at a higher level of aggregated portfolio and is based on observable factors such as: performance of the financial assets, the risk that affect the performance, and the expected frequency, value and timing of sales, among others.

In accordance with IFRS 9 the business models are:

•

Held to collect business model (HTC) - financial assets that are held within a business model whose objective is to hold assets in order to collect contractual cash flows are managed to realize cash flows by collecting contractual payments over the life of the instrument, under this business model sales made when there is an increase in the credit risk, or to manage credit concentration risk are not inconsistent with a business model whose objective is to hold financial assets to collect contractual cash flows.

•

Held to collect and sell (HTC&S) - financial assets under this business model achieve the objective by both collecting contractual cash flows and selling financial assets, then involve a greater frequency and value of sales than HTC business model.

•

Other business model - financial assets held in this business has the objective of realizing cash flows through the sale of the assets. The Bank makes decisions based on the assets’ fair values and manages the assets to realize those fair values.

ii)	Reclassification

Reclassification of financial assets is required if, and only if, the objective of the Bank’s business model for managing those financial assets changes. Financial liabilities cannot be reclassified.

II.	Measurement of financial instruments

i)	Initial measurement

On initial recognition, financial assets and financial liabilities are measured at the transaction price, i.e. the fair value of the consideration given or received (IFRS 13). In the case of financial instruments not at fair value through profit or loss, transaction costs of financial assets and financial liabilities carried at fair value are expensed in profit or loss.

ii)	Subsequent measurement- financial assets

After initial recognition, the Bank shall measures a financial asset at:

(a)	Amortized cost

Financial assets that are held in a business model to collect the contractual cash flows and contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at amortized cost.

The effective interest method is used in the calculation of the amortized cost of a financial asset or a financial liability and in the allocation and recognition of the interest revenue or interest expense in profit or loss over the relevant period. The effective interest rate (EIR) is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortized cost of a financial liability.

(b)	Fair value through other comprehensive income (FVOCI)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling, and that contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognized in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in OCI are recognized in the income statements.

(c)	Fair value through profit or loss (FVTPL)

Financial assets that do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial assets, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Financial assets held for trading are recognized at fair value through profit or loss, likewise derivatives contracts for trading purposes.

For certain equity instruments, the Bank may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, except for dividend income which is recognized in profit or loss. Gains or losses on derecognition of these equity instruments are not transferred to profit or loss.

iii)	Subsequent measurement- financial liabilities

After initial recognition, the Bank shall measure a financial liability at amortized cost, except for derivatives that are measured at fair value through profit or loss.

III.	Derecognition of financial assets and liabilities

Financial assets are derecognized when, and only when:

•	the contractual rights to the cash flows from the financial asset expire, or

•

the Bank transfers substantially all the risks and rewards of ownership of the financial asset, and therefore the Bank derecognizes the financial asset and recognize separately any rights and obligations created or retained in the transfer.

In some cases, the Bank enters into transactions for which it retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows in an arrangement that meets all the conditions required, i.e. the Bank only transfers collected amounts from original assets, selling or pledging original assets is prohibited, and the Bank has the obligation to remit cash flows collected without material delay.

When a financial asset is sold and the Bank simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date, the Bank continues to recognize the financial assets in their entirety in the statements of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price.

Financial liabilities are derecognized when, and only when, they are extinguished, cancelled or expired.

IV.	Contingent loans

The Bank issues contingent loans (including letters of credit, foreign letters of credit and performance guarantee) and loan commitments.

Contingent loans and undrawn loan commitments are commitments under which, over the duration of the commitment, the Bank is required to provide a loan with pre-specified term to the customer.

The nominal contractual loan value, when the loan agreed to be provided is on market terms, is not recorded in the statements of financial position. The related expected credit losses allowances are disclosed in Note 19.

V.	Offsetting

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. As of December 31, 2018, the Bank does not have balance offsetting of financial instruments.

l)	Classification and measurement of financial instruments – under IAS 39 (for years ended up to December 31, 2017)

I.	Definitions

A “financial instrument” is any contract that gives rise to a financial asset of one entity, and a financial liability or equity instrument of another entity.

An “equity instrument” is a legal transaction that evidences a residual interest in the assets of an entity deducting all of its liabilities.

A “financial derivative” is a financial instrument whose value changes in response to the changes in an underlying observable market variable (such as an interest rate, a foreign exchange rate, a financial instrument’s price, or a market index, including credit ratings), whose initial investment is very small compared with other financial instruments having a similar response to changes in market factors, and which is generally settled at a future date.

“Hybrid financial instruments” are contracts that simultaneously include a non-derivative host contract together with a financial derivative, known as an embedded derivative, which is not separately transferable and has the effect that some of the cash flows of the hybrid contract vary in a way similar to a stand-alone derivative.

II.	Classification of financial assets for measurements purposes

Financial assets were classified into the following specified categories: trading investments at fair value through profit or loss (FVTPL), ‘held to maturity investments’, ‘available for sale investments (AFS)’ and ‘loans and accounts receivable from customers’. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular purchases or sales of financial asset were recognized and derecognized on a trade basis.

Regular way purchases or sales of financial assets required delivery of the asset within the time frame established by regulation or convention in the marketplace.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Income was recognized on an effective interest basis for loans and accounts receivables other than those financial assets classified as at fair value through profit or loss.

Trading investment

Financial assets were classified as FVTPL when the financial asset is either held for trading or they are designated as at fair value through profit or loss.

A financial asset was classified as held for trading if:

•	it has been acquired principally for the purpose of selling it in the near term; or

•	on initial recognition it is part of a portfolio of identified financial instruments that the Bank manages together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.

A financial asset other than a financial asset held for trading may be designated as FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•

the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Bank’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract to be designated as FVTPL.

Financial assets at FVTPL were stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and was included in the ‘net income (expense) from financial operations’ line item.

Held to maturity investments

Held-to-maturity investments were non-derivative financial assets with fixed or determinable payments and fixed maturity dates that the Bank had the positive intent and ability to hold to maturity. Subsequent to initial recognition, held-to-maturity investments were measured at amortized cost using the effective interest method less any impairment.

Available for sale investments (AFS investments)

AFS investments were non-derivatives that were either designated as AFS or were not classified as (a) loans and accounts receivable from customers, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss (trading investments).

Financial instruments held by the Bank that were traded in an active market were classified as AFS and were stated at fair value at the end of each reporting period. The Bank also had investments in financial instruments that were not traded in an active market but that were also classified as AFS investments and stated at fair value at the end of each reporting period (because the Bank considered that fair value can be reliably measured). Changes in the carrying amount of AFS monetary financial assets relating to changes in foreign currency rates, interest income calculated using the effective interest method and dividends on AFS equity investments were recognized in profit or loss.

Other changes in the carrying amount of available for sale investments were recognized in other comprehensive income and accumulated under the heading of “Valuation Adjustment”. When the investment was disposed of or it was determined to be impaired, the cumulative gain or loss previously accumulated in the investments revaluation reserve was reclassified to profit or loss.

Dividends on AFS equity instruments were recognized in profit or loss when the Bank’s right to receive the dividends was established.

The fair value of AFS monetary financial assets denominated in a foreign currency was determined in that foreign currency and translated as the described in f) above. The foreign exchange gains and losses that were recognized in profit or loss were determined based on the amortized cost of the monetary asset.

Loans and accounts receivable from customers

Loans and accounts receivable from customers were non-derivative financial assets with fixed or determinable payments that were not quoted in an active market. Loans and accounts receivables from customers (including loans and accounts receivable from customers and interbank loans) were measured at amortized cost using the effective interest method, less any impairment.

Interest income was recognized by applying the effective interest rate, except for short-term receivables when the effect of discounting is immaterial.

III.	Classification of financial assets for presentation purposes

For presentation purposes, the financial assets were classified by their nature into the following line items in the Consolidated Financial Statements:

•

Cash and deposits in banks: this line included cash balances, checking accounts and on-demand deposits with the Central Bank of Chile and other domestic and foreign financial institutions. Amounts invested as overnight deposits are included in this item.

•

Cash items in process of collection: this item represented domestic transactions in the process of transfer through a central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences.

•

Trading investments: this item included financial instruments held for trading and investments in mutual funds which must be adjusted to their fair value in the same way as instruments acquired for trading.

•	Investments under resale agreements: included balances of financial instruments purchased under resale agreement.

•

Interbank loans: this item included the balances of transactions with domestic and foreign banks, including the Central Bank of Chile, other than those reflected in certain other financial asset classifications listed above.

•

Loans and accounts receivables from customers: these loans were non-derivative financial assets for which fixed or determined amounts are charged, that were not listed on an active market and which the Bank does not intend to sell immediately or in the short term. When the Bank was the lessor in a lease, and it substantially transferred the risks and rewards incidental to the leased asset, the transaction was presented in loans and accounts receivable from customers while the leased asset is derecognized in the Bank’s statements of financial position.

•

Investment instruments: were classified into two categories: held-to-maturity investments, and available-for-sale investments. The held-to-maturity investment classification included only those instruments for which the Bank had the ability and intent to hold to maturity. The remaining investments were treated as available for sale.

IV.	Classification of financial liabilities for measurement purposes

The Bank classified all financial liabilities as subsequently measured at amortized cost, except for:

Financial liabilities at FVTPL

As of December 31, 2017 the Bank did not maintain financial liabilities at FVTPL.

Other financial liabilities

Other financial liabilities (including interbank borrowings, issued debt instruments and other payables) were initially recorded at fair value and subsequently measured at amortized cost using the effective interest method.

V.	Classification of financial liabilities for presentation purposes

The financial liabilities were classified by their nature into the following line items in the consolidated statements of financial position:

•

Deposits and other on- demand liabilities: this included all on-demand obligations except for term savings accounts, which were not considered on-demand instruments in view of their special characteristics. Obligations whose payment may be required during the period were deemed to be on-demand obligations. Operations which became callable the day after the closing date were not treated as on-demand obligations.

•

Cash items in process of being cleared: this represented domestic transactions in the process of transfer through a central domestic clearing house or international transactions which may be delayed in settlement due to timing differences, etc.

•

Obligations under repurchase agreements: this included the balances of sales of financial instruments under securities repurchase and loan agreements. The Bank did not record in its own portfolio instruments acquired under repurchase agreements.

•	Time deposits and other time liabilities: this showed the balances of deposit transactions in which a term at the end of which they became callable has been stipulated.

•

Interbank borrowings: this included obligations due to other domestic banks, foreign banks, or the Central Bank of Chile, other than those reflected in certain other financial liability classifications listed above.

•	Issued debt instruments: there are three types of instruments issued by the Bank: Obligations under letters of credit, Subordinated bonds and Senior bonds placed in the local and foreign market.

•

Other financial liabilities: this item included credit obligations to persons other than domestic banks, foreign banks, or the Central Bank of Chile, for financing purposes or operations in the normal course of business.

VI.	Offsetting of financial instruments

Financial asset and liability balances were offset, i.e., reported in the Consolidated Statements of Financial Position at their net amount, only if there was a legally enforceable right to offset the recorded amounts and the Bank intended either to settle them on a net basis or to realize the asset and settle the liability simultaneously. As of December 31, 2017 the Bank did not have balance offsetting of financial instruments.

VII.	Derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets was determined by the extent and the manner in which the risks and rewards associated with the transferred assets are transferred to third parties:

i. If the Bank transferred substantially all the risks and rewards of ownership to third parties, as in the case of unconditional sales of financial assets, sales under repurchase agreements at fair value at the date of repurchase, sales of financial assets with a purchased call option or written put option deeply out of the money, utilization of assets in which the transferor did not retain subordinated debt nor grants any credit enhancement to the new holders, and other similar cases, the transferred financial asset was derecognized from the Consolidated Statements of

Financial Position and any rights or obligations retained or created in the transfer were simultaneously recorded.

ii. If the Bank retained substantially all the risks and rewards of ownership associated with the transferred financial asset, as in the case of sales of financial assets under repurchase agreements at a fixed price or at the sale price plus interest, securities lending agreements under which the borrower undertake to return the same or similar assets, and other similar cases, the transferred financial asset was not derecognized from the Consolidated Statements of Financial Position and continued to be measured by the same criteria as those used before the transfer.

However, the following items were recorded:

•	An associated financial liability for an amount equal to the consideration received; this liability was subsequently measured at amortized cost.

•	Both the income from the transferred (but not removed) financial asset as well as any expenses incurred due to the new financial liability.

iii. If the Bank neither transferred nor substantially retained all the risks and rewards of ownership associated with the transferred financial asset—as in the case of sales of financial assets with a purchased call option or written put option that was not deeply in or out of the money, securitization of assets in which the transferor retained a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases—the following distinction was made:

a. If the transferor did not retain control of the transferred financial asset: the asset was derecognized from the Consolidated Statements of Financial Position and any rights or obligations retained or created in the transfer were recognized.

b. If the transferor retained control of the transferred financial asset: it continued to be recognized in the Consolidated Statements of Financial Position for an amount equal to its exposure to changes in value and a financial liability associated with the transferred financial asset is recorded. The net carrying amount of the transferred asset and the associated liability was the amortized cost of the rights and obligations retained, if the transferred asset was measured at amortized cost, or the fair value of the rights and obligations retained, if the transferred asset was measured at fair value.

Accordingly, financial assets were only derecognized from the Consolidated Statements of Financial Position when the rights over the cash flows they generated have terminated or when all the inherent risks and rewards of ownership had been substantially transferred to third parties. Similarly, financial liabilities were only derecognized from the Consolidated Statements of Financial Position when the obligations specified in the contract were discharged or cancelled or the contract matured.

m)	Derivatives and hedging activities

The Bank has elected to continue applying the hedge accounting requirements of IAS 39 on adoption of IFRS 9.

The Bank has not provided comparative information for prior periods on the date of initial application of IFRS 9 for the new disclosures introduces by IFRS 9 as a consequential amendment to IFRS 7, as permitted by IFRS 7 paragraph 44z.

For presentation purposes, derivatives are presented in accordance with its positive or negative fair value as assets or liabilities, respectively, and include trading and hedging instruments separately (see Note 8).

Hedging transactions

The Bank has elected to continue applying the hedge accounting requirements in IAS 39 instead of the requirements of IFRS 9, thus the Bank uses financial derivatives for the following purposes:

i. to sell to customers who request these instruments in the management of their market and credit risks;

ii. to use these derivatives in the management of the risks of the Bank entities’ own positions and assets and liabilities (“hedging derivatives”), and

iii. to obtain profits from changes in the price of these derivatives (trading derivatives).

All financial derivatives that are not held for hedging purposes are accounted for as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1. The derivative hedges one of the following three types of exposure:

a. Changes in the value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b. Changes in the estimated cash flows arising from financial assets and liabilities, and highly probable forecasted transactions (“cash flow hedge”);

c. The net investment in a foreign operation (“hedge of a net investment in a foreign operation”).

2. It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a. At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (“prospective effectiveness”).

b. There is sufficient evidence that the hedge was actually effective during the life of the hedged item or position (“retrospective effectiveness”).

3. There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this effective hedge was expected to be achieved and measured, provided that this is consistent with the Bank’s management of own risks.

The changes in the value of financial instruments qualifying for hedge accounting are recorded as follows:

a. For fair value hedges, the gains or losses arising on both hedging instruments and the hedged items (attributable to the type of risk being hedged) are included as “Net income (expense) from financial operations” in the Consolidated Statements of Income.

b. For fair value hedges of interest rate risk on a portfolio of financial instruments, gains or losses that arise in measuring hedging instruments within “Interest income and expense”, and other gains or losses due to changes in fair value of the underlying hedged item (attributable to the hedged risk) are recorded in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

c. For cash flow hedges, the change in fair value of the hedging instrument is included as “Cash flow hedge” in “Other comprehensive income”.

d. The differences in valuation of the hedging instrument corresponding to the ineffective portion of the cash flow hedging transactions are recorded directly in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

If a derivative designated as a hedging instrument no longer meets the conditions described above due to expiration, ineffectiveness or for any other reason, hedge accounting treatment is discontinued. When “fair value hedging” is discontinued, the fair value adjustments to the carrying amount of the hedged item arising from the hedged risk are amortized to gain or loss from that date, where applicable.

Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zerofair value, and notional and timing differences between the hedged items and hedging instruments.

When cash flow hedges are discontinued, any cumulative gain or loss of the hedging instrument recognized under “Other comprehensive income” (from the period when the hedge was effective) remains recorded in equity until the hedged transaction occurs, at which time it is recorded in the Consolidated Statements of Income, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recorded immediately in the Consolidated Statements of Income.

n)	Fair value measurement

In general, financial assets and liabilities are initially recognized at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments, other than those measured at fair value through profit or loss, are initially recognized at fair value plus transaction costs. Subsequently, and at the end of each reporting period, financial instruments are measured pursuant to the following criteria:

i. Valuation of financial instruments

Financial assets are measured according to their fair value, gross of any transaction costs that may be incurred in the course of a sale, except for loans and accounts receivable from customers.

“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When measuring fair value an entity shall take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (b) in the absence of a principal market, the most advantageous market for the asset or liability.

Even when there is no observable market to provide pricing information in connection with the sale of an asset or the transfer of a liability at the measurement date, the fair value measurement shall assume that the transaction takes place, considered from the perspective of a potential market participant who intends to maximize value associated with the asset or liability.

When using valuation techniques, the Bank shall maximize the use of relevant observable inputs and minimize the use of unobservable inputs as available. If an asset or a liability measured at fair value has a bid price and an ask price, the price within the bid-ask spread that is most representative of fair value in the circumstances shall be used to measure fair value regardless of where the input is categorized within the fair value hierarchy (i.e. Level 1, 2 or 3). IFRS 13 establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).

All derivatives are recorded in the Consolidated Statements of Financial Position at the fair value previously described. This value is compared to the valuation as at the trade date. If the fair value is subsequently measured positive, this is recorded as an asset. If the fair value is subsequently measured negative, this is recorded as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price.

The changes in the fair value of derivatives from the trade date are recorded in “Net income (expense) from financial operations” in the Consolidated Statements of Income.

Specifically, the fair value of financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods. Also, within the fair value of derivatives are included Credit Valuation Adjustment (CVA) and Debit Valuation Adjustment (DVA), all with the objective that the fair value of each instrument includes the credit risk of its counterparty and Bank’s own risk. The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed by each counterparty. The CVA is calculated taking into account potential exposure to each counterparty in each future period. The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Bank’s own risk assumed by its counterparties in OTC derivatives. As of December 31, 2018, CVA and DVA amount to MCh$38,821 and MCh$340, respectively (MCh$53,398 and MCh$1,369 as of December 31, 2017, respectively and MCh$51,997 and MCh$1,247 as of December 31, 2016, respectively).

ii. Valuation techniques

Financial instruments at fair value, determined on the basis of price quotations in active markets, include government debt securities, private sector debt securities, equity shares, short positions, and fixed-income securities issued.

In cases where price quotations cannot be observed in available markets, the Bank’s management determines a best estimate of the price that the market would set using its own internal models. In most cases, these models use data based on observable market parameters as significant inputs however for some valuations of financial instruments, significant inputs are unobservable in the market. To determine a value for those instruments, various techniques are employed to make these estimates, including the extrapolation of observable market data.

The most reliable evidence of the fair value of a financial instrument on initial recognition usually is the transaction price, however due to lack of availability of market information, the value of the instrument may be derived from other market transactions performed with the same or similar instruments or may be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The main techniques used as of December 31, 2018 and 2017 by the Bank’s internal models to determine the fair value of the financial instruments are as follows:

i. In the valuation of financial instruments permitting static hedging (mainly forwards and swaps), the present value method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.

ii. In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black- Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.

iii. In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.

The fair value of the financial instruments calculated by the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, quoted market price of shares, volatility and prepayments, among others. The Bank’s management considers that its valuation models are not significantly subjective, since these methodologies can be adjusted and evaluated, as appropriate, through the internal calculation of fair value and the subsequent comparison with the related actively traded price.

o)	Recognizing income and expenses

The most significant criteria used by the Bank to recognize its revenues and expenses are summarized as follows:

i. Interest revenue, interest expense, and similar items

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortized cost (i.e. net of the ECL provision).

ii. Commissions, fees, and similar items

Fee and commission income and expenses are recognized in the Consolidated Statements of Income using criteria established in IFRS 15 “Revenue from contracts with customers”. See disclosure in Note 2 relating adoption and impact of IFRS 15.

Under IFRS 15, the Bank recognizes revenue when (or as) satisfied a performance obligations by transferring a service (i.e. an asset) to a customer; under this definition an asset is transferred when (or as) the customer obtains control of that asset. The Bank considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Bank transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time, and/or the Bank satisfies the performance obligation at a point in time.

The main revenues arising from commissions, fees and similar items correspond to:

•	Fees and commissions for lines of credits and overdrafts: includes accrued fees related to granting lines of credit and overdrafts in checking accounts.

•	Fees and commissions for guarantees and letters of credit: includes accrued fees in the period relating to granting of guarantee payment for current and contingent third party obligations.

•	Fees and commissions for card services: includes accrued and earned commissions in the period related to use of credit cards, debit cards and other cards

•	Fees and commissions for management of accounts: includes accrued commissions for the maintenance of checking, savings and other accounts

•	Fees and commissions for collections and payments: includes income arising from collections and payments services provided by the Bank.

•	Fees and commissions for intermediation and management of securities: includes income from brokerage, placements, administration and securities’ custody services.

•	Fees and commissions for insurance brokerage fees: includes income arising for insurances distribution.

•	Other fees and commissions: includes income arising from currency changes, financial advisory, cashier check issuance, placement of financial products and online banking services.

The main expenses arising from commissions, fees and similar items correspond to:

•	Compensation for card operation: includes commission expenses for credit and debit card operations related to income commissions’ card services.

•	Fees and commissions for securities transactions: includes commissions’ expense for deposits, securities custody service and securities’ brokerage.

•	Other fees and commissions: includes mainly expenses generated from online services.

The Bank has incorporated disaggregated revenue and expense disclosures and reportable segment relationship in Note 28.

Additionally, the Bank maintains certain loyalty programs associated to its credit cards services, for which it has deferred a percentage of the consideration received in the statements of financial position to comply with its related performance obligation, or has liquidated on a monthly basis as far they arise.

Revenue recognition accounting and disclosures for the year 2017 and 2016, was under IAS 18 “Revenue recognition”, fees and commission income and expense were recognized in according to their nature. The main criteria was:

•	Fee and commission income and expenses on financial assets and liabilities were recognized when they are earned.

•	Those arising from transactions or services that were performed over a period of time, were recognized over the life of these transactions or services.

•	Those relating to services provided in a single transaction were recognized when the single transaction was performed.

iii. Loan arrangement fees

Fees that arise as a result of the origination of a loan, mainly application and analysis-related fees, are deferred and charged to the Consolidated Statement of Income over the term of the loan. In the case of commitment fees these are immediately recorded in the Consolidated Statement of Income when it is unlikely that a specific lending arrangement will be entered into and the loan commitment is not measured at FVTPL.

p)	Impairment

Assets are acquired or purchased based on the future economic benefits they produce. Accordingly, impairment is recorded when the carrying amount of those assets is lower than the recoverable amount, Assets are subject to impairment tests in order to properly reflect the future economic benefits that assets are capable to produce when used by the Bank.

The Bank assesses on a forward-looking basis the expected credit losses (ECL) associated with its debt instrument assets carried at amortized cost and FVOCI and with the exposure arising from loan commitments and financial guarantee contracts. The Bank recognizes a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

•	An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;

•	The time value of money; and

Reasonable and supportable information that is available without undue cost or effort at the repotting date about past events, current conditions and forecasts of future economic conditions.

The Bank follows the criteria described below in order to assess impairment, when applicable:

(i)	Financial assets

A financial asset, other than those recorded at fair value through profit and loss, is evaluated on each financial statement reporting date in order to determine whether objective evidence of impairment exists. At the end of each reporting period the Bank assesses if objective evidence exist for a financial asset or group of financial assets to be impaired.

A financial asset or group of financial assets will be impaired if, and only if, objective evidence of impairment exists as a result of one or more events that occurred after initial recognition of the asset (“event causing the loss”), and this event or events causing the loss have an impact on the estimated future cash flows of a financial asset or group of financial assets.

An impairment loss relating to financial assets recorded at amortized cost is calculated as the difference between the recorded amount of the asset and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

Objective evidence for an asset or group of assets to be impaired includes the following events that cause losses: (i) significant financial difficulties of the issuer or debtor; (ii) noncompliance of the terms of the contract; (iii) the lender, due to economic or legal reasons related to financial difficulties of the debtor, grants waivers or give unusual conditions that will not be granted in normal circumstances; (iv) it is probable that the debtor is in bankruptcy or in another form of financial reorganization; (v) there is no longer a market for the financial asset due to financial difficulties; or (vi) observable data indicates that since initial recognition of a group of financial assets there is a decrease in the estimated future cash flows regardless of individual identification for each asset, including data about: (a) adverse changes in the payment behavior of debtors in the group; or (b) local or national economic conditions correlated to non-compliant in the group.

Individually significant financial assets are individually assessed to determine their impairment. The remaining financial assets are collectively evaluated in groups that share similar credit risk characteristics.

Impairment loss for available for sale investments is calculated as the difference between the acquisition cost (net of any principal reimbursement) and the current fair value less any impairment loss previously recorded in income. For equity investments classified as available for sale investment, objective evidence includes a significant and extended decrease under the initial fair value of the invested amount. In the case of debt instruments classified as available for sale investments, the Bank assess if objective evidence for impairment exist based on the criteria used for assessing loans impairment losses.

If impairment evidence exists, any amount previously recorded in equity is transferred from equity to the Consolidated Statement of Income, presented as available for sale investments net gains or losses. This amount is calculated as the difference between acquisition cost (net of any amortization and reimbursement) and the current fair value of the asset, less any impairment loss on the investment previously recorded in the Consolidated Statement of Income.

In respect to equity financial investments, impairment losses previously recognized in the Consolidated Statement of Income are not reversed through income. Any increase in fair value subsequent to an impairment loss is recognized in other comprehensive income and accumulated under available for sale investments as part of “Valuation accounts”.

All impairment losses are recorded in income. Any impairment loss relating to a financial asset available for sale previously recorded in equity is transferred to profit or loss. The reversal of an impairment loss occurs only if it can be objectively related to an event occurring after the initial impairment loss was recorded. The reversal of an impairment loss shall not exceed the carrying amount that would have been determined if no impairment loss has been recognized for the asset in prior years. The reversal is recorded in income with the exception of available for sale equity financial assets, in which case it is recorded in other comprehensive income.

(ii)	Non-financial assets

The Bank’s non-financial assets, are reviewed at each reporting date to determine whether they show signs of impairment (i.e. its carrying amount exceeds its recoverable amount). If any such evidence exists, the recoverable amount of the asset is estimated, in order to determine the extent of the impairment loss.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-taxdiscount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

In connection with other assets, impairment losses recorded in prior periods are assessed at each reporting date to determine whether the loss has decreased and should be reversed. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years. Goodwill impairment is not reversed.

The Bank shall assess at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased.

If any such indication exists, the entity shall estimate the recoverable amount of that asset.

In assessing whether there is any indication that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased, an entity shall consider, as a minimum, external sources of information, such as there are observable indications that the asset’s value has increased significantly during the period; significant changes with a favorable effect on the entity have taken place during the period, or will take place in the near future, in the technological, market, economic or legal environment in which the entity operates or in the market to which the asset is dedicated; market interest rates or other market rates of return on investments have decreased during the period, and those decreases are likely to affect the discount rate used in calculating the asset’s value in use and increase the asset’s recoverable amount materially and internal sources of information such as significant changes with a favorable effect on the entity have taken place during the period, or are expected to take place in the near future, in the extent to which, or manner in which, the asset is used or is expected to be used. These changes include costs incurred during the period to improve or enhance the asset’s performance or restructure the operation to which the asset belongs.

In the case of goodwill and indefinite useful life intangible assets or not yet available for use the recoverable amount is estimated at least annually.

When impairment exists the carrying amount of the asset shall be reduced to its recoverable amount if, and only if, the recoverable amount of an asset is less than its carrying amount. This reduction is an impairment loss.

An impairment loss shall be recognized immediately in profit or loss, unless the asset is carried at revalued amount in accordance with another standard. Any impairment loss of a revalued asset shall be treated as a revaluation decrease in accordance with that other standard.

When the amount estimated for an impairment loss is greater than the carrying amount of the asset to which it relates, an entity shall recognize a liability if, and only if, that is required by another standard. After the recognition of an impairment loss, the depreciation (amortization) charge for the asset shall be adjusted in future periods to allocate the asset’s revised carrying amount, less its residual value (if any), on a systematic basis over its remaining useful life.

If an impairment loss is recognized, any related deferred tax assets or liabilities are determined in accordance with IAS 12 “Income Taxes” by comparing the revised carrying amount of the asset with its tax base.

Impairment losses recognized in previous years are assessed at the end of each reporting period in order to identify any indication for impairment reduction or disappearance. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

(iii)	Goodwill

Goodwill is tested annually in order to determine if impairment losses exist and whenever there is an indication that the carrying value may be impaired. The impairment of goodwill is determined by evaluating the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. An impairment loss is recognized when the recoverable amount of the CGU is less than its carrying amount.

For the purpose of impairment testing, goodwill acquired in a business combination shall, from the acquisition date, be allocated to each of the acquirer’s cash-generating units, or groups of cash-generating units irrespective of whether other assets or liabilities of the acquire are assigned to those units or groups of units. An impairment loss recognized for goodwill shall not be reversed in a subsequent period.

According to IAS 36 “Impairment of Assets” the annual impairment test for a cash-generating unit to which goodwill has been allocated or for intangible assets with indefinite useful lives may be performed at any time during an annual period, provided the test is performed at the same time every year. Different cash-generating units may be tested for impairment at different times.

q)	Property, plant and equipment

Items of property, plant and equipment are measured at acquisition cost, net of accumulated depreciation and impairment, if any.

In addition to the price paid to acquire each item, the cost also includes, where applicable, the capitalized cost. The capitalized cost includes expenses attributed directly to the asset acquisition and any other costs directly attributable to the process of placing the asset in conditions to be used.

When some part of an item of the plan and equipment are measured has a different useful life to that fixed asset, it is recognized as a separate component (significant components of plan and equipment are measured).

This item includes the amounts of property, land, furniture, vehicles, technological equipment and other facilities own by the consolidated entities or acquired under financial leases. These assets are classified based on their use in:

(i)	Property, plant and equipment for own use

Property, plant and equipment for own use includes but is not limited to tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing accounts receivable from third parties which are intended to be held for continuing own use and tangible assets acquired under finance leases. These assets are presented at acquisition cost less the related accumulated depreciation and, if applicable, any impairment losses (when net carrying amount was higher than recoverable amount). For accounting purposes, acquisition cost of the received asset is considered to be its net amount.

Depreciation is calculated using the straight line method over the acquisition cost of assets less their residual value, assuming that the land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation. Property, plant and equipment in leased properties are depreciated over the shorter period of time between their useful lives or the term of the lease, unless it is certain that the Bank will acquire the property at the end of the lease.

Maintenance expenses relating to tangible assets held for own use are recorded as an expense in the period in which they are incurred.

(ii)	Assets leased out under operating leases

The criteria used to record the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives, and to record the impairment losses thereof, are consistent with those described in relation to property, plant and equipment held for own use.

r)	Intangible assets

Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance which arise as a result of legal or contractual rights or it is separable. The Bank recognizes an intangible asset, whether purchased or self-created (at cost), when the cost of the asset can be measured reliably and it is probable that the future economic benefits that are attributable to the asset will flow to the Bank. The cost of intangible assets acquired in a business combination correspond to its fair value at the acquisition date.

Intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortization and any accumulated impairment losses.

An entity shall assess whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of, or number of production or similar units constituting, that useful life. An intangible asset shall be regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

The accounting for an intangible asset is based on its useful life. An intangible asset with a finite useful life is amortized over its useful life, and it is reviewed in order to determine if the asset is impaired, the amortization period and the amortization method shall be reviewed at least at each financial year-end. An intangible asset with an indefinite useful life are not amortized and the entity tests for impairment by comparing its recoverable amount with its carrying amount annually and whenever there is an indication that the intangible asset may be impaired.

Internally developed computer software is recorded as an intangible asset if, among other requirements (basically the Bank’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.

Expenditure on research activities is recorded as an expense in the year in which it is incurred and cannot be subsequently capitalized.

(i)	Software

The software acquired by the Bank is recognized at cost less the accumulated amortization and impairment, if any.

The expenses in software developed internally are recorded as assets when the Bank is capable of proving its intention and ability to complete development, when internal use will generate future economic benefits, and when the cost of completing its development can be reliably measured. The capitalized costs of the software developed internally include all the direct costs attributable to the development of the software, and it is amortized over the course of its useful life. Software developed internally is recorded at cost less the accumulated amortization and losses from impairment.

The subsequent expenditures associated with the asset are capitalized only when future economic benefits from them will flow to the entity. The rest of the expenditures are recognized in income. Intangible assets are amortized on a straight-line basis over their estimated useful life; starting on the date it is ready for use.

(ii)	Generated in a business combination

According to IFRS 3 “Business combinations”, when an intangible asset is acquired or generated in a business combination it cost will be the fair value at the acquisition date. The fair value of an intangible asset represents expectations of market participants at the acquisition date over the probability that future economic benefits from the asset will flow to the entity. In other words, the entity expects that economic benefits flows to it, even though there is uncertainty about the date or the amount of them.

As set forth by IAS 38 “Intangibles Assets” and IFRS 3 “Business combinations”, the acquirer will recognize an intangible asset from the acquiree at the acquisition date separately from Goodwill independently if the asset was previously recognized by the acquiree before the business combination.

In connection with the aforementioned, the business combination between Itaú Chile y Corpbanca gave rise to intangible assets and Goodwill as indicated in Note 13 “Intangible Assets”.

(iii)	Other identifiable intangibles

Correspond to those intangible assets that can be identified, the Bank controls them, can be reliably measured and it is probable that future benefits will flow to the Bank.

s)	Factoring transactions

The Bank performs operations with their clients, in which they receive invoices and other credit representative trading instruments with or without recourse to the transferor, anticipating a percentage of the total amount receivable of the borrower upon collection. These transactions are valued at the disbursed amounts by the Bank in exchange for invoices or other credit representative trading instruments.

The price differences between the disbursed amounts and the nominal amount of the documents are recorded in the Consolidated Statement of Income as interest income applying the effective interest rate method, over the term of the transaction. The responsibility of payment remains with the client (assignor).

t)	Leasing transactions

Accounts receivable for lease contracts, included as “Loans and accounts receivable form customers” correspond to installments for contracts that qualify as financial leases and are presented at nominal amounts net of unearned interest at year end. When the Bank is the lessor in a lease contract and transfers substantially all risks and rewards of the asset, the transaction is included as a loan.

Leased assets between consolidated entities are considered as assets for own use in the Consolidated Financial Statements.

(i)	Finance leases

Finance leases are leases that substantially transfer all the risks and rewards incidental to ownership of the leased asset to the lessee.

The Bank recognized as lending to third parties under “Loans and accounts receivable from customers” in the Consolidated Statement of Financial Position the sum of the present value of the lease payments receivable from the lessee, including the exercise price of the lessee’s purchase option at the end of the lease term, when at the inception of the lease it is reasonably certain that the lessee will exercise the option.

When consolidated entities act as lessees, the leased assets are classified based on their nature in the Consolidated Statement of Financial Position, and recognizing an asset and liability at the same amount (the lower between the fair value of the leased property and the present value of the minimum lease payments, plus purchase option). These assets are depreciated in accordance with property, plant and equipment for own use criteria.

In both cases, income and expenses arising from these contracts are recorded under “Interest income” and “Interest expense”, respectively, in Consolidated Statement of Income to achieve constant return rate over the lease term.

(ii)	Operating leases

In operating leases, ownership of the leased asset and substantially all the risks and rewards incidental thereto remain with the lessor.

When the consolidated entities act as lessor, the leased assets are classified at their acquisition cost under “Property, plant and equipment”. The depreciation criterion for these assets is consistent with that for similar items of property, plant and equipment held for own use and revenues from operating leases is recorded on a straight line basis under “Other operating income” in the Consolidated Statement of Income.

When the consolidated entities act as the lessees, the lease expenses, including any incentives granted by the lessor, are charged on a straight line basis to “Administrative expenses” in the Consolidated Statement of Income.

u)	Expected credit losses allowance – under IFRS 9

Starting from January 1, 2018, the Bank replaced the “incurred loss” model of IAS 39 with an “expected credit loss (ECL)” model established by IFRS 9. The new impairment model applies to all financial assets measured at amortized cost and debt securities measured at fair value through other comprehensive income (FVOCI), including commitment and contingent loans. Investments in equity are outside of the scope of the new impairment requirements.

The Bank accounted ECL related to financial assets measured at amortized cost as a loss allowance in the statements of financial position, but the carrying amount of these assets is stated net of the loss allowance. ECL related to contingent loans is accounted for as a provision in the statements of financial position. The Bank recognizes in profit or loss, as an impairment gain or loss, the amount of ECL (or reversal) that was required to adjust the loss allowance at the reporting date to the amount that is required to be recognized in accordance IFRS 9, for financial assets measured at amortized cost and contingent loans.

The new model uses a dual measurement approach, under which the loss allowance is measured as either:

•	12-month expected credit losses

•	Lifetime expected credit losses

The Bank has defined default on an individual or collective basis as follows:

•	Individual: when exposure is more than 89 days past due, it has been restructured, it is in judicial collection, or it has been written-off.

•	Collective: when exposure is more than 89 days past due, it has been restructured, or has been identified as impaired by an internal risk committee.

For collective assessment purposes, financial assets are grouped based on characteristics of shared credit risk, considering the type of instrument, credit risk classifications, initial recognition date, remaining term, industry, geographical location of the counterparty, among other significant factors.

An instrument is considered to be no longer in default when it no longer meets the default criteria for a consecutive period between 4-11 months, depending on the type of loan.

The ECL measurement basis depends on whether there has been a significant increase in credit risk since initial recognition. Based on changes in credit quality since initial recognition, IFRS 9 outlines a “three-stage” model impairment in accordance with the following diagram:

Change in credit quality since initial recognition
Stage 1	Stage 2	Stage 3
Initial recognition	Significant increase in credit risk (“SICR”) since initial recognition	Credit impaired assets

12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses

The Bank, at the end of each reporting period, evaluates whether a financial instrument’s credit risk has significantly increased since initial recognition or whether an asset is considered to be credit-impaired, and consequently classify financial instrument in the respective stage:

•

Stage 1: When loans are first recognized, the Bank recognizes an allowance based on 12 months ECL. Stage 1 loans also include facilities where the credit risk has improved and the loan has been returned to Stage 1.

•

Stage 2: When a loan has shown a significant increase in credit risk since origination, the Bank records an allowance based on lifetime ECL. Stage loans also include facilities where the credit risk has improved and the loan has been returned to stage 2.

•	Stage 3: Loans considered credit-impaired. The Bank records an allowance based on lifetime ECL, setting the Probability of Default (“PD”) at 100%.

The Banks assessment of a SICR and the calculation of ECL both incorporate forward-looking information. The Bank performs historical analysis and identify the key economic variables that impacts credit risk and ECL for each portfolio. These can include GDP, inflation, interest rates, and unemployment, among others. Where applicable, we incorporate these economic variables and their associated impacts into our models.

Credit risk assessment and forward looking information (including macro-economic factors), includes quantitative and qualitative information based on the Bank’s historical experience, some examples are:

a. Financial or economic conditions that are expected to cause a significant change in the borrower’s ability to meet its debt obligations

b. An actual or expected internal credit rating downgrade for the borrower or decrease in behavioral scoring

c. An actual or expected significant change in the operating results of the borrower.

d. Significant increases in credit risk on other financial instruments of the same borrower.

e. Significant changes in the value of the collateral supporting the obligation or in the quality of third-party guarantees or credit enhancements.

f. Reductions in financial support from a parent entity or other affiliate.

g. Expected changes in the loan documentation including an expected breach of contract that may lead to covenant waivers or amendments, interest payment holidays, interest rate step-ups, requiring additional collateral or guarantees, or other changes to the contractual framework of the instrument.

The Bank has considered that if contractual payments are more than 30 days past due, the credit risk is deemed to have increased significantly since initial credit recognition, but is not an absolute indicator. The bank did not rebut the backstop presumption of IFRS 9 relating to SICR or default.

i.	Expected credit loss measurement

The ECL are the probability-weighted estimate of credit losses, i.e. the present value of all cash shortfalls. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive. The three main components to measure the ECL are:

PD: The Probability of default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognized and is still in the portfolio.

LGD: The loss given default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral.

EAD: The Exposure at default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdown on committed facilities, and accrued interest from missed payments.

For measuring 12-month and lifetime ECL, cash shortfalls are identified as follows:

•

12-month expected credit losses: the portion of lifetime expected credit losses that represents the expected credit losses that result from default events on the financial instruments that are possible within the 12 months after the reporting date.

•	Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of the financial instrument.

The Bank considered a multi-factor analysis to perform credit risk analysis. The type of portfolio or transactions, and whether individually or collectivelly assessed.

The Bank divides its portfolio in commercial loans, mortgage loans, consumer loans and contingent loans.

The Bank assesses individually whether objective evidence of impairment exists for loans that are individually significant, then collectively assesses loans that are not individually significant and loans which are significant but for which there is no objective evidence of impairment available under individually assessment.

ii. Contingent loans

The Bank enters into various irrevocable loan commitments and contingent liabilities. Even though these obligations may not be recognized on the statements of financial position, they contain credit risk and, therefore, form part of the overall risk of the Bank.

When the Bank estimates the ECL for contingent loans, it estimates the expected portion of the loan commitment that will be drawn down over its expected life.

iii. Forward looking information

The ECL model includes a broad range of forward looking information as economic inputs, such as:

•	GDP growth

•	Unemployment rates

•	Central Banks interest rates

•	Real estate prices

iv. Modifications of financial assets

When a loan measured at amortized cost has been renegotiated or modified but not derecognized, the Bank recognizes the resulting gains or losses as the difference between the carrying amount of the original loans, and modified contractual cash flows discounted using the EIR before modification.

For ECL estimation purposes of financial assets that have been modified, the Bank is required to distinguish between modification that result in derecognition from those that does not result in derecognition. If the modification does not result in derecognition, then the subsequent assessment of whether there is a significant increase in credit risk is made comparing the risk at the reporting date based on the modified contractual term and the risk at initial recognition based on the original, unmodified contractual term.

If the modification results in derecognition, then the modified asset is considered to be a new asset. Accordingly, the date of modification is treated as the date of initial recognition for the purposes of the impairment requirements.

v. Collateral

The Banks seeks to use collateral to mitigate its credit risks on financial assets, where possible. Types of collateral are cash, securities, letters of credit, real estate and inventories. The Bank’s accounting policy for collateral assigned to it through its lending arrangements under IFRS 9 is the same is it was under IAS 39. Collateral, unless repossessed, is not recorded on the Bank’s statements of financial position. However, the fair value of collateral affects the calculation of ECLs. The main collateral associated to mortgage loans are real estate, which are valued based on data provided by specialized third parties.

The estimation of ECL reflects the cash flows expected from collateral and other credit enhancement that are part of the contractual terms of the financial instruments.

According to the Bank’s policy when an asset (real estate) is repossessed, it is transferred to assets held for sale at its fair value less cost to sell and classified as non-financial assets at the repossession date.

i) Guarantees

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it occurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instruments. Such financial guarantees are given to banks, financial institutions and others on behalf of customers to secure loans, overdrafts and other banking facilities.

Financial guarantee contracts are initially measured at fair value and subsequently measured at the higher of:

•	The amount of the loss allowance (calculated as described in note 28); and

•	The premium received on initial recognition less income recognized in accordance with the principles of IFRS 15.

Loan commitments provided by the Bank are measured as the amount of the loss allowance (calculated as described in note 28). The Bank has not provided any commitment to provide loans at a below-market interest rate, or that can be settled net in cash or by delivering or issuing another financial instrument.

For loan commitments and financial guarantee contracts, the loss allowance is recognized as a provision. However, for contracts that include both a loan and an undrawn commitment and the Bank cannot separately identify the expected credit losses on the undrawn commitment component from those on the loan component, the expected credit losses on the undrawn commitment are recognized together with the loss allowance for the loan. To the extent that the combined expected credit losses exceed the gross carrying amount on the loan, the expected credit losses are recognized as a provision.

vi. Charge-offs

The gross carrying amount of a financial asset is reduced when there is no reasonable expectation of recovery. A charge-off constitutes a derecognition event of the corresponding loan transaction in its entirety, and therefore, include portions not past-due for installments loans or leasing operation (no partial charge-off).

Subsequent recoveries of amounts previously charge-off are credited to the income statements, as recovery of loans previously charged-off, as a deduction from provisions for loan losses.

Loan and accounts receivable charge-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral

Other transactions without collateral

Commercial loans with collateral

Mortgage loans

Consumer leasing

Other non-mortgage leasing transactions

Mortgage leasing (household and business)

6 months 24 months 36 months 48 months 6 months 12 months 36 months

v)	Allowance for loan losses – under IAS 39

Up to December 31, 2017, the Bank established allowances to cover incurred losses on loans and account receivables from customers in accordance with its internal models and risk assessment.

The Bank performed an assessment of the risk associated with loans and accounts receivable from customers to determine their allowance for loan losses as described below:

•

Individual assessment - represented cases where the Bank assesses a debtor as individually significant, or when he/she could not be classified within a group of financial assets with similar credit risk characteristics, due to their size, complexity or level of exposure.

•

Group assessment - a group assessment was relevant for analyzing a large number of transactions with small individual balances from individuals or small companies. The Bank grouped debtors with similar credit risk characteristics giving to each group a default probability and recovery rate based on a historical analysis.

The Bank models determined allowances and provisions for loan losses according to the type of portfolio or transactions. Loans and accounts receivables from customers were divided into three categories:

i. Commercial loans,

ii. Mortgage loans, and

iii. Consumer loans.

The models used to determine credit risk allowances are described as follows:

I. Allowances for individual assessment

An individual assessment of commercial debtors was necessary in the case of companies which, due to their size, complexity or level of exposure regarding the entity, must be known and analyzed in detail.

For the purposes of establishing its provisions, the Bank assigned a risk category to each debtor, their loans and contingent loans. The risk factors considered were: industry or economic sector of the borrower, owners or managers of the borrower, their financial situation and payment capacity, and payment behavior.

For individually analyzed commercial loans, we used a risk classification process that combined parametrical variables with expert judgment, to assign risk categories to each individually analyzed customer. This process considered financial risk factors such as profitability, payment ability and financial indebtedness, and qualitative risk factors such as the economic sector in which the customer develops its activities, the management and experience of the owners, and its historical payment behavior.

As a result of this classification process, we differentiated the normal loans from the impaired ones, identifying three mayor categories:

1. Customers classified in risk categories A1, A2, A3, A4, A5 or A6. These customers were current or have less than 30 days overdue on their payment obligations and showed no significant signs of deterioration in their credit quality.

2. Customers classified in risk categories B1, B2, B3 or B4. These customers were overdue between 30 and 89 days on their payment obligations, thus showing a certain level of deterioration in their credit quality.

3. Customers classified as C1, C2, C3, C4, C5 or C6. This portfolio included customers whose loans with us have been in default (over 90) or were managed by a specialized collection area.

For loans classified as A1, A2, A3, A4, A5, A6, B1, B2, B3 and B4, we assigned a specific allowance percentage on an individual basis to each rating. The amount of the allowance for loan losses was determined based on debt servicing capacity, the company’s financial history, solvency and capacity of shareholders and management and projections for the industry sector in which the customer operates. There was a determined allowance percentage by group of customers with similar characteristics (i.e., A1, A2, A3, A4, A5, A6, B1, B2, B3 and B4).

Estimated Incurred Loan Loss = Allowance for Loan Losses

The Estimated Incurred Loan Loss (EIL) was determined by multiplying the risk factors as defined in the following equation:

EIL	=	EAD X PD X LGD X LIP
EAD	=	Exposure at Default
PD	=	Probability of Default
LGD	=	Loss Given Default
LIP	=	Loss Identification Period

Estimated Incurred Loss (EIL) meant the amount of impairment losses that were incurred, only if there was objective evidence that the estimated future cash flows of the financial asset or group of financial assets was impaired as a result of a loss event.

Exposure at Default (EAD) was the loan amount outstanding at the balance sheet date that was considered in the calculation and not any future movements and drawdowns.

Probability of Default (PD) meant the probability, expressed as a percentage that a customer will default within the next 12 months. This percentage was associated with the rating that given to each client.

Loss Identification Period (LIP) meant the period between the time at which the event occurred and the date when the entity identified it.

Loss Given Default (LGD) meant the effective loss rate given for default to customers in the same risk category, which was determined statistically based on the historical effective losses.

Allowances for loan losses for each C risk category were based mainly on the value of the collateral, adjusted for the estimated expenses associated with the recovery and asset sale discounted by the effective interest rate. The allowance percentage for each category was then based mostly on the level of collateral.

II. Allowances for group assessments

The Bank used the concept of estimation of incurred loss to quantify the allowances levels over the group-evaluated portfolios, considering the risk and the guarantees associated with each transaction.

Following the Bank’s definition, the Bank used a group evaluation to approach transactions that have similar credit risk features, which indicated the debtor’s payment capacity over the entire debt, principal and interests, pursuant to the contract’s terms. In addition, this allowed us to assess a high number of transactions with low individual amounts, whether they belong to individuals or SMEs (small and medium sized companies).

Therefore, debtors and loans with similar features were grouped together and each group has a risk level assigned to it.

These models were meant to be used mainly to analyze loans granted to individuals (including consumer loans, credit lines, mortgage loans and commercial loans) and commercial loans to small to middle-sized entities (SMEs).

Allowances were established using these models, taking into account the historical Impairment and other known circumstances at the time of evaluation. After this, a historical loss rate was assigned to each portfolio profile constituting each evaluated group.

Allowances for group-evaluated loans were established based on the credit risk of the profile to which the loan belongs. The method for assigning a profile was based on statistical building method, establishing a relation through logistic regression of various variables, such as payment behavior in the Bank, payment behavior outside the Bank, various sociodemographic data, among others, and a response variable that determined a client’s risk level, which in this case was 90 days of non-performance (the chosen features are relevant when calculating future cash flows per group of assets). Afterwards, common profiles were established and with differentiated default rates, applying the real historical loss the Bank had with that portfolio.

The different risk categories were constructed and updated periodically based on the payment behavior of the client’s profile to which they belong, as well as his or her sociodemographic characteristics. Therefore, when a customer had past due balance or has missed some payments, the outcome was that the customer will move to a different segment with a higher loss rate, therefore capturing current trends for each risk profile.

Allowance quantification, once the customers were classified, was the product of three factors: exposure (EXP), Probability of Non- Performance (PNP) and Severity (SEV), the same equation used for individual assessment mentioned above.

The estimated incurred loss rates for group-evaluated loans corresponded to charge-offs net of recoveries. The methodology established the period in which the estimated incurred loss for each risk profile emerges. Once the was considered as incurred, the estimated incurred loss rates were applied to the corresponding risk profile to obtain the net charge-off level associated with this period. The loss rates applied to each risk profile were based only on the historical net charge-off data for that specific profile within one of the four groups of loans (consumer loans, credit lines, mortgage loans and commercial loans). No other statistical or other information other than net charge-offs was used to determine the loss rates.

To determine the estimated incurred loss for commercial and mortgage loans collectively evaluated for impairment, we mainly analyzed the payment behavior of clients, particularly the payment behavior of clients with payments that are more than 90 days overdue, clients with other weaknesses, such as early nonperformance (i.e., payments that are past-due, though by less than 90 days), clients with modified loans and clients with renegotiated loans, as well as success in recovery against these clients. We also took into account whether the loan is supported by collateral.

In connection with mortgage loans, historical net charge-offs were considered in the model to calculate loss rates for loans collectively evaluated for impairment. The risk categories were such that when a customer has a past-due balance or has missed some payments, the outcome was that the customer will move to a different risk category with a higher loss rate, therefore capturing current trends of the customer and, when aggregate, current trends in the market.

Our models for loans analyzed on a group basis (consumer loans, residential mortgage loans and small-and-mid- sized commercial loans) were monitored on a monthly basis with respect to predictability and stability, using indicators that seek to capture the underlying need to update the models for current loss trends. Therefore, the periods of historical net charge-offs used in the allowance model may were more than a year old as we only updated the historical net charge-offs when our assessment of predictability and stability indicators determine it was necessary.

For allowances calculation purposes, guarantees were treated according to the following, as applicable:

1)

Collateral and guarantees. Could be considered when the legal documentation for the guarantee can be directly linked to specific loans in a way that the coverage was clear and the rights over the guarantor is unquestionable.

2)

Property guarantees. In order to apply the deduction method to determine recovery rates, valuation of property and other guarantees (mortgages or financial instruments guarantees) must reflect the net inflow that will be obtained in the assets sale, debts instruments or shares, in case of the debtor defaulting and a secondary source of payment is required. According to this, the recovery amount for a loan by guaranties execution corresponded to the present value of the amount if the asset was sold in current market conditions at disposal, minus expenses required to keep the asset in its current conditions and to sell them, all this in accordance with the Bank policies and terms established by Law for assets disposal.

3)

Financial guarantees. The adjusted fair value of this type of guarantees could be deducted from the exposition amount only when the guarantee can be established with the unique aim to guarantee compliance with the related loans.

Leased assets

Estimated losses when establishing allowances based on the assessment method corresponding to each debtor, considered the amount that would have been obtained if the leased asset was sold, taking into account any potential impairment for the assets in case of debtor’s default and the related recovery and relocation expenses.

Factoring operations

Establishing allowances for factoring operations considered as counterparty the entity ceding rights over the endorsed in favor of the Bank when the cession was recourse for the latter, and to the debtor when the cession has been made without recourse.

III. Charge-offs

As a general rule, charge-offs should be done when all collection efforts have been exhausted. These charge-offs consisted of derecognition from the Consolidated Statements of Financial Position of the corresponding loans transactions in its entirety, and, therefore, included portions not past due of a loan in the case of installments loans or leasing transactions (no partial charge-offs exist).

Subsequent payments obtained from charged-off loans were recognized in the Consolidated Statements of Income as a recovery of loans previously charged-off.

Loan and accounts receivable charge-offs were recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral

Other transactions without collateral

Commercial loans with collateral

Mortgage loans

Consumer leasing

Other non-mortgage leasing transactions

Mortgage leasing (household and business)

6 months 24 months 36 months 48 months 6 months 12 months 36 months

IV. Recovery of loans previously charged off and accounts receivable from customers

Any payment agreement of an already charged-off loan did not give rise to income—as long as the operation was in an impaired status—and the effective payments received were accounted for as a recovery from loans previously charged-off.

Recovery of previously charged-off loans and accounts receivable from customers, were recorded in the Consolidated Statements of Income as a deduction from provisions for loan losses.

In accordance with our charge-off policy described in iii) above, we may subsequently recovered a portion of the amount charged-off (at 100%). The allowance for loan losses on our collectively evaluated loans incorporates an expected recovery rate based on historical information. At the time we charged-off the carrying amount of any loans which have been collectively evaluated for impairment, the allowance for loan losses on collectively evaluated loans was replenished to reflect incurred losses based on statistical models developed in compliance with IAS 39 on the remaining pool of loans. The amounts required for replenishment were recorded in the financial statements as provision established.

w)	Income taxes and deferred taxes

The Bank has recognized an expense (income) arising from gains or losses for each year, according to the applicable taxation rules for each country or jurisdiction it operates.

The Bank records, when appropriate, deferred tax assets and liabilities for the estimated future tax effects attributable to differences between the carrying amount of assets and liabilities and their tax bases. The measurement of deferred tax assets and liabilities is based on the tax rate, in accordance with the applicable tax laws, using the tax rate that applies to the period when the deferred asset and liability will be settled. The future effects of changes in tax legislation or tax rates are recorded in deferred taxes beginning on the date on which the law is enacted or substantially enacted.

x)	Provisions and contingent assets and liabilities

When preparing the financial statements of the consolidated entities, the Bank’s directors made a distinction between:

Provisions: credit balances covering present obligations at the reporting date arising from past events which could give rise to a loss for the consolidated entities, which is considered to be more likely than not to occur and certain as to its nature but uncertain as to its amount and/or timing.

Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the consolidated entities. They include the present obligations of the consolidated entities when it is not probable that an outflow of resources embodying economic benefits will be required to settle them. The Group does not recognize the contingent liability. The Group will disclose a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.

Contingent assets: possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.

The Group’s consolidated financial statements include all the material provisions with respect to which it is considered that it is more likely than not the obligation will have to be settled. In accordance with accounting standards, contingent liabilities must not be recognized in the consolidated financial statements, but must rather be disclosed in the notes.

Provisions, which are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year, are used to cater for the specific obligations for which they were originally recognized. Provisions are fully or partially reversed when such obligations cease to exist or are reduced.

Provisions are classified according to the obligations covered as follows (See Note 20):

Provision for pensions and similar obligations: includes the amount of all the provisions made to cover post-employment benefits, including obligations to pre-retirees and similar obligations.

Provisions for contingent liabilities and commitments: include the amount of the provisions made to cover contingent liabilities -defined as those transactions in which the Group guarantees the obligations of a third party, arising as a result of financial guarantees granted or contracts of another kind- and contingent commitments -defined as irrevocable commitments that may give rise to the recognition of financial assets.

Provisions for taxes and other legal contingencies and other provisions: include the amount of the provisions recognized to cover tax and legal contingencies and litigation and the other provisions recognized by the consolidated entities. Other provisions includes, inter alia, any provisions for restructuring costs and environmental measures.

y)	Employee benefits

Short-term benefits

Correspond to personnel benefits (other than termination benefits) that are expected to be settled within twelve months after year end over which the employees have rendered their services.

These are recognized when the employee has rendered the service and are measured at the undiscounted amount of benefits expected to be paid in exchange for that service:

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as a liability (accrued expense), after deducting any obligation already satisfied. If the amount already paid is higher than the gross amount of the benefits, the Bank will recognize this excess as an asset (amount paid in advance), when it represents a reduction of future payments or a recoverable amount in cash.

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as an expense when the entity consumes the economic benefit arising from the service provided by an employee in exchange for employee benefits, unless other IFRS requires or allows the recognition of those disbursements as part of the cost of an asset.

Personnel vacations

The annual cost of personnel vacations and benefits are recognized on an accrual basis.

Post-employment benefits

Correspond to employee benefits (other than termination benefits and short-term employee benefits) that are expected to be settled after the completion of employment. Post-employment benefits plans are agreements, formal and informal, in which the Bank is committed to provide benefits to one or more employees after termination of their employment. Plans providing these benefits are classified as either defined contribution plans or defined benefit plans, depending on the economic substance of the plan as derived from its principal terms and conditions.

Other long-term benefits

These are all employee benefits other than short-term employee benefits, post-employment benefits and termination benefits. Measurement is similar to defined benefit plans.

Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of an employee’s employment, as a consequence of:

•	a decision of the entity to terminate the employee’s employment before the normal termination date; or

•	the decision of an employee to accept an offer with benefits in order to terminate the employment before the normal termination date.

An entity recognizes a liability and expense for termination benefits at the earlier of the following dates:

•	when the entity can no longer withdraw the offer of those benefits; and

•	when the entity recognizes costs for a restructuring that is within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits.

z)	Provision for mandatory dividends

The Bank recorded a provision for mandatory dividends calculated as a portion of income for the year in order to comply with dispositions of the Chilean Corporations Act (Ley de Sociedades Anónimas) which requires to distribute at least 30% of income of the year, consistent with the Bank’s internal policy. As of December 31, 2018 and 2017 the Bank provisioned 30% of its income for the year. This provision is recorded, as a deducting item, under the “Retained earnings – provision for mandatory dividends” line of the Consolidated Statement of Changes in Equity.

In the Bank’s bylaws, title VII, it is established that the Bank should distribute annually as a dividend to its shareholders, as a proposal of the Board of Directors and based on the number of shares, at least thirty percent (30%) of the net income of the year. Furthermore, no dividends distribution will take place if there are equity losses (negative reserves) until these losses are recovered or if a dividend distribution will cause a non-compliance of the capital requirements established by the Ley General de Bancos (General Bank Law).

For all matters related to dividends distributions, the Bank is subject to the terms incorporated in the Transaction Agreement (dated January 29, 2014 and its subsequent modifications), which was approved by the Ordinary Shareholders Meeting (dated March 11, 2016).

aa)	Assets received or awarded in lieu of payment

Assets received or awarded in lieu of payment of loans and accounts receivable from clients are recognized at their fair value (as determined by an independent appraisal). A price is agreed upon by the parties through negotiation or, when the parties do not reach an agreement, at the amount at which the Bank is awarded those assets at a judicial auction. In both cases, an independent appraisal is performed.

The excess of the outstanding loan balance over the fair value is charged to net income for the year, under “Provision for loan losses”.

Any excess of the fair value over the outstanding loan balance, less costs to sell of the collateral, is returned to the client. These assets are subsequently adjusted to their net realizable value less cost to sale, and the difference between the carrying value of the asset and the estimated fair value less costs to sell is charged to income, under “Other operating expenses”.

bb)	Customer loyalty programs

The Bank maintains a loyalty program to provide incentives to its customers, allowing them to purchase goods or services with certain benefits which are granted through credit cards issued by the Bank when they purchase according to the conditions established for each loyalty program.

The Bank has an adequate level of provisions in order comply with its current obligations and to properly reflect the associated expense when providing the benefits.

cc)	Non- current assets held for sale (in “Other Assets”)

Non-current assets (or a group holding assets and liabilities for disposal) expected to be recovered mainly through the sale of these items rather than through the continued use, are classified as held for sale. Immediately prior to this classification, assets (or elements of a disposable group) are re-measured in accordance with the Bank’s policies. The assets (or disposal group) are measured at the lower of carrying amount and fair value less cost to sell.

Impairment losses in initial classification of non-current assets held for sale and with subsequent gains and losses are recorded in income. Gains are not recorded over previously recorded losses.

dd)	Earnings per share

Basic earnings per share are determined by dividing the net income attributable to the equity holders of the Bank for the reported period by the weighted average number of shares outstanding during the reported period.

Diluted earnings per share are determined in the same way as basic earnings, but the weighted average number of outstanding shares is adjusted to take into consideration the potential diluting effect of stock options, warrants, and convertible debt.

As of December 31, 2018, 2017 and 2016 the Bank did not have any instruments that generated dilution.

ee)	Consolidated Statement of Cash Flows

The Bank presents cash flows from operating activities, investing activities, and financing activities in a manner that best represent the nature of its activities. The classification of cash flows into the aforementioned categories provides information that allows users to evaluate the impact of the transactions in the financial position of the Bank, as well as over the ending balance of cash and cash equivalents. This information can be also useful when evaluating the relation between those activities (IAS 7).

For the preparation of the cash flow statement, the indirect method was used, starting with the Bank’s consolidated pre-tax income and incorporating non-cash transactions, as well as income and expenses associated with cash flows, which are classified as operating, investment or financing activities.

For the preparation of the cash flow statement, the following items are considered:

•	Cash flows: Inflows and outflows of cash and cash equivalents, such as deposits with the Central Bank of Chile, deposits in domestic banks, and deposits in foreign banks.

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Operating activities: Principal revenue-producing activities performed by banks and other activities that cannot be classified as investing or financing activities. This section includes, among others, foreign loans obtained, dividends received, available for sale investments and held to maturity.

•	Investing activities: Correspond to the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

Financing activities: Activities that result in changes in the size and composition of the equity and liabilities that are not part of operating activities nor investing activities.

For cash flow statement purposes, it has been considered as cash and cash equivalents amounts included in “Cash and deposits in Banks” plus the net amount of cash items in process of collection, plus trading investment and FVTOCI / available for sale investment instruments highly liquid and minimal value change risk which due date is less than three months since the acquisition date and investments under resale agreements under the same terms.

Includes also investments in fixed income mutual funds which are presented under FVTPL / trading investments in the Consolidated Statement of Financial Position. The amounts for cash and cash equivalents and the corresponding reconciliation to the Consolidated Statement of Cash Flows are detailed in Note 5 “Cash and Cash Equivalents”.

The provision for loan losses included under the operating activities section differs from the amount presented in the Consolidated Statement of Income, because such amount excludes recoveries of transactions previously charged-off for cash flows purposes.

ff)	Consolidated Statement of Changes in Equity

The Consolidated Statement of Changes in Equity presents all movements affecting net equity, including those originated by accounting changes or errors recognition. This statement shows a conciliation between opening and ending balances for the year for all items that form part of consolidated equity, grouping transactions based on their nature, according to the following:

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Adjustments due to accounting changes and errors recognition: Includes changes in equity arising as a consequence of restating amounts previously reported in the Consolidated Financial Statements resulting from accounting changes or error recognition.

•	Net comprehensive income for the year: Includes, in an aggregated manner, net income for the year and other comprehensive income for the year.

•	Other changes in equity: Includes retained earnings distributions, equity increases, provision for mandatory dividends, dividends paid, among other increases or decreases in consolidated equity.

This information is presented in two statements: The Consolidated Statement of Other Comprehensive Income and the Consolidated Statement of Changes in Equity.

gg)	Consolidated Statement of Other Comprehensive Income

In the Consolidated Statement of Other Comprehensive Income are presented income and expenses generated by the Bank as a consequence of its regular activities during the year, clearly identifying those recorded in profit and loss from those recorded in net equity.

Due to this, in this statement the following is shown:

•	Income for the year.

•	Net amount of income and expenses recorded in equity as “Valuation accounts”.

•	Deferred income taxes originated by transactions described above, except for those amounts related to exchange differences from foreign net investments.

Total amount of consolidated income and expenses recorded attributable to the equity holders of the Bank, calculated as the sum of the items listed above, is presented separately from non-controllinginterest.

hh)	New accounting pronouncements introduced by IASB

1) Standards and interpretations that have been adopted in these Consolidated Financial Statements

1.1	IFRS 9 “Financial Instruments”

On 1 January 2018, Itaú Corpbanca and subsidiaries adopted IFRS 9 ‘Financial Instruments’ (IFRS 9). The new or revised accounting policies are set out below.

The impact of applying IFRS 9 is disclosed in Note 2. The accounting policy changes for IFRS 9, set out below, have been applied from 1 January 2018. Comparatives have not been restated. As a result of the change from IAS 39 to IFRS 9, some disclosures presented in respect of certain financial assets are not comparable because their classification may have changed between as a result of the adoption of the new standard. This means that some IFRS 9 disclosures are not directly comparable and some disclosures that relate to information presented on an IAS 39 basis are no longer relevant in the current period. As explained in Note 2, the classification and measurement changes to financial assets that arose on adoption of IFRS 9 are aligned to the presentation in the Consolidated Statement of Financial Position. The Bank decided to continue adopting IAS 39 hedge accounting requirements and consequently there have been no changes to the hedge accounting policies and practices following the adoption of IFRS 9. However, additional hedge accounting disclosure requirements of IFRS 7 ‘Financial Instruments: Disclosures’ (IFRS 7) were included in these Consolidated Financial Statements.

In addition, new categories of financial instruments in accordance with IFRS 9 are presented in the Consolidated Statement of Financial Position as of December 31, 2018, as explained in detail in Note 2 to the Consolidated Financial Statements.

1.2 IFRS 15 “Revenues from contracts with customers”

On May 28, 2014, the IASB issued IFRS 15, which provides a single model to account for revenues from contracts with customers based on principles, through five steps that will be applied to all contracts with customers, i) contract identification, ii) performance obligations identification, iii) transaction price determination, iv) allocating the transaction price to performance obligations, v) recognize income when (or as) the entity satisfies a performance obligation.

Initially, IFRS 15 was to be applied in the first annual financial statements under IFRS for the year beginning on or after January 1, 2017, however, its entry into force has been deferred for annual periods beginning on or after January 1, 2018. The application of the standard is mandatory and its early adoption is permitted.

The adoption of this standard had no significant impact on the Consolidated Financial Statements. See Note 2.

1.2 Clarifications to IFRS 15 “Revenues from contracts with customers”

Issued on April 12, 2016, clarifies and offers some alternatives for the transition process. The subject are related with identification of performance obligations, principal and agent considerations and licenses.

This modifications shall be applied to annual periods beginning on January 1, 2018. Early adoption is allowed.

The adoption of this standard had no significant impact in the Consolidated Financial Statements.

1.3 Amendment to IFRS 2, “Share-based Payment” – Classification and measurement of transactions

Issued on June 20, 2018, it presents the following subjects:

•	Accounting of payments transactions based on shares settled in cash that includes a performance condition.

•	Classification of payment transactions based on shares with balance compensation features.

•	Accounting for changes in payment transactions based on shares that have been settled in cash and settled in equity instruments.

This amendment applies prospectively since January 1, 2018. The early adoption is allowed.

The adoption of this standard had no significant impact in the Consolidated Financial Statements.

1.4 IFRIC 22 “Foreign Currency Transactions and Advance Consideration”

Issued on December 8, 2016, it is applies to a transaction in foreign currency (or a part of it) when an entity recognizes a non-financial asset or non-financial liability arising from the payment or receipt of an advance consideration before the entity recognizes the related asset, expense or income (or the part of these that corresponds). The interpretation provides a guide for a payment/ receipt, as well as for situations in which multiple payment/ receipt are made. It has as objective to reduce diversity in practice.

Its adoption is mandatory for periods beginning on or after January 1, 2018.

The adoption of this standard had no significant impact in the Consolidated Financial Statements.

1.5 Amendment to IAS 40 “Investment Property”, in relation to investments property transfers.

Issued in December 2016, it clarifies when there is a transfer to, or from, investment property.

This amendment is effective for periods beginning in or after January 1, 2018.

The adoption of this standard had no significant impact in the Consolidated Financial Statements.

1.6 Annual improvements - Cycle 2014 - 2016

The document covers the following standards, which begin after January 1, 2018:

•	Amendment to IFRS 1 “First-time Adoption of International Financial Reporting Standards”

It is related to the suspension of short-term exceptions for adopters for the first time with respect to IFRS 7, IAS 19 and IFRS 10.

The Bank’s Administration analyzed in detail this amendments and concludes that it does not apply, since the IFRS will not be transitioned for the first time in the mandatory year of the amendment.

•	Amendment to IAS 28, “Investments in Associates and Join Ventures”

In relation to the measurement of the associate or joint venture at fair value. The Bank’s Management concluded that this amendment does not apply, since neither the Bank nor its subsidiaries have joint ventures.

The adoption of this standard had no significant impact in the Consolidated Financial Statements.

2) Standards and interpretations that have not been adopted in these Consolidated Financial Statements

2.1 IFRS 16 “Leases”

On January 13, 2016, the IASB published a new standard, IFRS 16 “Leases”. The new standard shall imply that most leases are presented in the lessee’s balance under a single model, eliminating the distinction between operating and financial leases. However, the accounting for the lessors remains largely unchanged and the distinction between operating and financial leases is retained. IFRS 16 replaces IAS 17 “Leases” and related interpretations and is effective for periods beginning on or after January 1, 2019. Its early application is allowed, provided that IFRS 15 “Income from Contracts with Customers” is also applied.

The Bank’s management evaluated the impact of the adoption of this new standard through the valuation of its lease agreements, recording an asset for right-of-use for an amount equal to the lease liability for an amount of MCh$176,795, which will generate a negative impact on the solvency indicator of 11 basis points going from 14.62% to 14.53% on January 1, 2019.

2.2 IFRIC 23 “Uncertainly over Income Tax Treatments”

Issued on June 7, 2017, it aims to reduce the diversity in how companies recognize and measure a tax liability or a tax asset when there is uncertainty about the treatment of income tax. The Interpretation deals with how to reflect the uncertainty in accounting for income taxes being applicable to the determination of the tax base (tax loss), tax bases, unused tax losses, tax credits not used and tax rates when there is uncertainty about tax treatments under IAS 12.

An entity shall apply this Interpretation for the annual reporting periods as of January 1, 2019. Early application is permitted, and this fact must be disclosed.

Management do not expect that the adoption of this standard will have significant impact in the Consolidated Financial Statements.

2.3 Amendment to IFRS 9 “Financial instruments”

Issued on October 17, 2017, this amendment allows more assets to be measured at amortized cost than in the previous version of IFRS 9, in particular some prepaid financial assets with negative compensation. Qualifying assets, which include some loans and debt securities that would otherwise have been measured at fair value through profit or loss (FVTPL). To qualify for the amortized cost, the negative compensation must be “reasonable compensation for the early termination of the contract”.

The amendments are effective for annual periods beginning on January 1, 2019.

According to Management the adoption of this amendment is not expected to have significant impact in the Consolidated Financial Statements.

2.4 Amendment to IAS 28 “Investments in Associates and Join Ventures”

Issued on October 17, 2017, this amendment clarifies that companies that account for long-term investments in an associate or joint venture -where the equity method is not applied- using IFRS 9. The Board has published an example which illustrates how companies apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associate or a joint venture.

The amendments are effective for annual periods beginning on January 1, 2019.

These modifications do not apply because neither the Bank nor its subsidiaries have joint ventures.

2.5	Annual improvements – Cycle 2015- 2017

Amendment issued on December 2017 introduces the following improvements:

•	IFRS 3 “Business Combinations”/ IFRS 11 “Joint Arrangements” – Deals with the prior interest in a joint operation, as a business combination in stages.

•	IAS 12 “Income Taxes” – Deals with the consequences in income taxes of financial instruments payments classifies as equity.

•	IAS 23 “Borrowing Costs” – Deals with eligible costs for capitalization.

This amendment is effective for annual periods beginning on or after January 1, 2019.

These amendments / new pronouncements have no impact in the Consolidated Financial Statements.

2.6	Amendment to Conceptual Framework

In March, 2018, the International Accounting Standards Board (IASB) issued a complete set of concepts for the presentation of financial reports, the revised Conceptual Framework for financial information, replacing the previous version of the Conceptual Framework issued in 2010.

The revised Conceptual Framework has an effective date from January 1, 2020.

The Bank’s Management is evaluating the potential impact of the adoption of these amendments/ new pronouncements in its Consolidated Financial Statements.

2.7	Amendment to IAS 19 “Employees benefits” – Reduction or liquidation

In February 2018, the International Accounting Standards Board (IASB) issued the Amendment, Reduction or Settlement of the Plan (Amendments to IAS 19). Modifications to accounting when a modification, reduction or liquidation of the plan occurs.

The amendments are effective for annual periods beginning on January 1, 2019.

These amendments/new pronouncements had no impact in the Consolidated Financial Statements.

2.8	Amendment to IFRS 3 “Business Combination” – Business definition

In October 2018, the International Accounting Standards Board (IASB) issued the Definition of a business to enable companies to decide whether the activities and assets they acquire are a business or simply a group of assets. Reducing the definitions of a company by focusing the definition of products on goods and services provided to customers and other income from ordinary activities, instead of providing dividends or other economic benefits directly to investors or reducing costs. Amendment to IFRS 3 or has a validity date from January 1, 2020.

The Bank’s Management is evaluating the potential impact of these amendments / new pronouncements in its Consolidated Financial Statements.

2.9	Amendment to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”

In October, 2018, the IASB issued amendments to the aforementioned standards to align the definition of materiality across the standards and the Conceptual Framework for Financial Information. These amendments clarity the explanation of the definition of material and incorporate some of the guidance in IAS 1 on intangible information.

The amendments are effective for annual periods beginning on January 1, 2020.

The Bank’s Management is evaluating the potential impact of the adoption of these amendments / new pronouncements in its Consolidated Financial Statements.